FINANCIAL ASSETS RECEIVABLE, NET (Details) - CNY (¥) ¥ in Thousands	6 Months Ended		9 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
Financial assets receivable
Financial assets receivable	¥ 4,821,201	¥ 5,066,856	¥ 4,614,070	¥ 5,361,755	¥ 4,897,854
Allowance for uncollectible receivables	(519,563)	(424,463)	(536,976)	(454,259)	(493,646)
Financial assets receivable, net	4,301,638		4,077,094		4,404,208
Movement of financial assets receivable
Balance at beginning of period	4,897,854	4,601,642	4,897,854	4,601,642
Addition in the current period	3,012,766	3,242,066	4,391,406	4,943,489
Collection in the current period	(2,951,461)	(2,707,712)	(4,440,585)	(4,073,947)
Write-off	(137,958)	(69,140)	(234,605)	(109,429)
Balance at end of period	4,821,201	5,066,856	4,614,070	5,361,755
Movement of allowance for uncollectible receivables
Balance at beginning of period	493,646	390,834	493,646	390,834
Current period net provision	(163,875)	(102,769)	(277,935)	(172,854)
Write-off	(137,958)	(69,140)	(234,605)	(109,429)
Balance at end of period	519,563	424,463	536,976	454,259
Financial assets receivable	4,821,201		4,614,070		4,897,854
2020
Movement of allowance for uncollectible receivables
Financial assets receivable	335,127		170,012		819,605
2021
Movement of allowance for uncollectible receivables
Financial assets receivable	2,095,971		1,402,475		4,078,249
2022
Movement of allowance for uncollectible receivables
Financial assets receivable	2,390,103		3,041,583
Amount Due From Related Parties
Financial assets receivable
Financial assets receivable	5,802		24,239
Allowance for uncollectible receivables	(340)		(1,423)
Financial assets receivable, net	5,462
Movement of financial assets receivable
Balance at beginning of period		3,149		3,149
Addition in the current period	6,112		26,859
Collection in the current period	(308)	(309)	(2,617)	(309)
Write-off	(2)	(2,840)	(3)	(2,840)
Balance at end of period	5,802		24,239
Movement of allowance for uncollectible receivables
Balance at beginning of period		2,033		2,033
Current period net provision	342	807	1,426	807
Write-off	(2)	¥ (2,840)	(3)	¥ (2,840)
Balance at end of period	340		1,423
0-30 days past due
Financial assets receivable
Financial assets receivable	32,536		33,033		15,594
Movement of financial assets receivable
Balance at beginning of period	15,594		15,594
Balance at end of period	32,536		33,033
31 to 60 days past due
Financial assets receivable
Financial assets receivable	34,257		36,128		12,038
Movement of financial assets receivable
Balance at beginning of period	12,038		12,038
Balance at end of period	34,257		36,128
Current
Financial assets receivable
Financial assets receivable	4,754,408		4,544,909		¥ 4,870,222
Movement of financial assets receivable
Balance at beginning of period	4,870,222		4,870,222
Balance at end of period	¥ 4,754,408		¥ 4,544,909